Taxes (Tables)	6 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of components of the provision for income taxes

	For the Six Months Ended
	March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Current	$5,425	$95,699
Deferred	(39,494)	41,685
Provision for income taxes	$(34,069)	$137,384

Schedule of Income tax expense

	For the Six Months Ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Loss (income) before income tax	$(402,884)	$525,044
Cayman Islands statutory income tax rate	0%	0%
Income tax calculated at statutory rate	—	—
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	(43,629)	131,417
Tax effect of non-deductible expenditure	49,054	(35,718)
Deferred income tax (benefits) expense	(39,494)	41,685
Income tax (benefits) expense	$(34,069)	$137,384

Schedule of components of deferred tax assets

	March 31, 2025	September 30, 2024
	(Unaudited)
Allowance for credit losses	$60,697	$30,716
Impairment	162,425	168,428
Accrued expenses	78,768	72,338
Deferred tax assets, net	$301,890	$271,482

Schedule of Taxes payable

	March 31, 2025	September 30, 2024
	(Unaudited)
VAT taxes payable	$526,985	$534,210
Income taxes payable	1,108,823	1,256,580
Other taxes payable	11,375	11,600
Totals	$1,647,183	$1,802,390